Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	4,649,963	239,296
Cash amount	$ 207	$ 13
2022 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	0	239,296
Cash amount	$ 0	$ 13
Prior 2024 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	98,636	0
Cash amount	$ 5	$ 0
2024 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	4,551,327	0
Cash amount	$ 202	$ 0